Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Shareholders' equity attributable to common shareholders	Common shares	Treasury shares	Additional paid-in capital	Deficit	Noncontrolling interest
Beginning balance at Dec. 31, 2016	$ 158,954	$ 158,954	$ 252,633	$ (9,294)	$ 45,915	$ (130,300)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	5,264	5,264				5,264
Exercised options (note 22(b))	575	575	960		(385)
Stock-based compensation (note 22)	2,925	2,925		1,642	1,283
Dividends (note 18(d)) ($0.08 per share)	(2,126)	(2,126)				(2,126)
Share purchase programs (note 18(c))	(14,970)	(14,970)	(22,573)		7,603
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 18(a))	(4,698)	(4,698)		(4,698)
Ending balance at Dec. 31, 2017	145,924	145,924	231,020	(12,350)	54,416	(127,162)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	15,321	15,286				15,286	35
Exercised options (note 22(b))	1,023	1,023	1,704		(681)
Stock-based compensation (note 22)	4,117	4,117		5,720	(1,603)
Dividends (note 18(d)) ($0.08 per share)	(1,996)	(1,996)				(1,996)
Share purchase programs (note 18(c))	(9,540)	(9,540)	(10,975)		1,435
Purchase of treasury shares for settlement of certain equity classified stock-based compensation (note 18(a))	(5,072)	(5,072)		(5,072)
Conversion of Convertible Debentures (note 14(c))	24	24	24
Noncontrolling interest acquired in affiliates and joint ventures	459						459
Ending balance at Dec. 31, 2018	$ 150,215	$ 149,721	$ 221,773	$ (11,702)	$ 53,567	$ (113,917)	$ 494